Rule 497(e)

Registration Nos. 333-174332 and 811-22559

FIRST TRUST EXCHANGE-TRADED FUND IV
(the “Trust”)

FIRST TRUST EIP CARBON IMPACT ETF
(the “Fund”)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 14, 2019

DATED AUGUST 29, 2019

Notwithstanding anything to the contrary, the sub-sections of the Fund’s statement of additional information entitled “Additional Information – Information for Investors in the European Economic Area” and “Additional Information – Information for Investors in the United Kingdom” are deleted in their entirety.

PLEASE KEEP THIS SUPPLEMENT WITH THE FUND’S
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE